CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 26, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 34,091	$ 87,756
Investments	10,348	6,743
Restricted cash	398	586
Accounts receivable, net	282,253	222,964
Inventories:
Raw materials	198,954	168,548
Finished goods	198,273	136,370
Total inventories	397,227	304,918
Refundable income taxes	11,459	7,784
Other current assets	20,662	17,481
TOTAL CURRENT ASSETS	756,438	648,232
DEFERRED INCOME TAXES	1,546	1,312
OTHER ASSETS	8,617	8,298
GOODWILL	198,535	180,990
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	26,731	15,357
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	124,316	118,701
Building and improvements	204,586	180,066
Machinery and equipment	332,397	303,081
Furniture and fixtures	22,570	21,682
Construction in progress	15,593	4,515
PROPERTY, PLANT AND EQUIPMENT, GROSS	699,462	628,045
Less accumulated depreciation and amortization	(401,611)	(376,895)
PROPERTY, PLANT AND EQUIPMENT, NET	297,851	251,150
TOTAL ASSETS	1,292,058	1,107,679
CURRENT LIABILITIES:
Cash overdraft	19,761	0
Accounts payable	124,660	95,041
Accrued liabilities:
Compensation and benefits	92,441	78,877
Other	32,281	29,112
Current portion of long-term debt	2,634	1,145
TOTAL CURRENT LIABILITIES	271,777	204,175
LONG-TERM DEBT	109,059	84,750
DEFERRED INCOME TAXES	20,817	23,838
OTHER LIABILITIES	29,939	28,507
TOTAL LIABILITIES	431,592	341,270
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none	0	0
Common stock, $1 par value; shares authorized 40,000,000; issued and outstanding, 20,342,069 and 20,141,709	20,342	20,142
Additional paid-in capital	185,333	171,562
Retained earnings	649,135	565,636
Accumulated other comprehensive earnings	(5,630)	(4,585)
Total controlling interest shareholders' equity	849,180	752,755
Noncontrolling interest	11,286	13,654
TOTAL SHAREHOLDERS' EQUITY	860,466	766,409
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,292,058	$ 1,107,679